Asset Retirement Obligation (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Asset Retirement Obligation [Abstract]
Legally restricted assets	$ 0	$ 0	$ 0
Expenditures for abandonment	$ 0	$ 0